Leases - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease costs	$ 6,060	$ 7,180	$ 6,751
Short-term lease costs	73	445	518
Total	$ 6,133	$ 7,625	$ 7,269